BANK BORROWINGS (Details)	12 Months Ended						1 Months Ended		8 Months Ended		12 Months Ended		2 Months Ended		14 Months Ended	1 Months Ended		13 Months Ended	1 Months Ended						7 Months Ended			1 Months Ended			2 Months Ended			1 Months Ended			1 Months Ended		2 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Bank borrowings USD ($)	Dec. 31, 2011 Bank borrowings USD ($)	Dec. 31, 2010 Bank borrowings USD ($)	Mar. 31, 2010 PRC commercial bank Bank borrowing one USD ($)	Mar. 31, 2010 PRC commercial bank Bank borrowing one CNY	Dec. 31, 2010 PRC commercial bank Bank borrowing two USD ($) item	Dec. 31, 2010 PRC commercial bank Bank borrowing two CNY	Dec. 31, 2011 PRC commercial bank Bank borrowing two	Dec. 31, 2010 PRC commercial bank Bank borrowing two	Feb. 28, 2011 PRC commercial bank Bank borrowing three USD ($)	Feb. 28, 2011 PRC commercial bank Bank borrowing three CNY	Feb. 29, 2012 PRC commercial bank Bank borrowing three	May 31, 2011 PRC commercial bank Bank borrowing four USD ($)	May 31, 2011 PRC commercial bank Bank borrowing four CNY	May 31, 2012 PRC commercial bank Bank borrowing four	Dec. 31, 2011 PRC commercial bank Bank borrowing five USD ($)	Dec. 31, 2011 PRC commercial bank Bank borrowing five CNY	Aug. 31, 2011 PRC commercial bank Bank borrowing five USD ($)	Aug. 31, 2011 PRC commercial bank Bank borrowing five CNY	Dec. 31, 2011 PRC commercial bank Bank borrowing six USD ($)	Dec. 31, 2011 PRC commercial bank Bank borrowing six CNY	Sep. 30, 2011 PRC commercial bank Bank borrowing seven USD ($)	Sep. 30, 2011 PRC commercial bank Bank borrowing seven CNY	Oct. 11, 2011 PRC commercial bank Bank borrowing seven	Jan. 31, 2012 PRC commercial bank Bank borrowing eight USD ($)	Jan. 31, 2012 PRC commercial bank Bank borrowing eight CNY	Dec. 31, 2012 PRC commercial bank Bank borrowing eight	Feb. 29, 2012 PRC commercial bank Bank borrowing nine USD ($)	Feb. 29, 2012 PRC commercial bank Bank borrowing nine CNY	Apr. 30, 2012 PRC commercial bank Bank borrowing nine	Jun. 30, 2012 PRC commercial bank Bank borrowing ten USD ($)	Jun. 30, 2012 PRC commercial bank Bank borrowing ten CNY	Jul. 31, 2012 PRC commercial bank Bank borrowing ten	Jul. 31, 2012 PRC commercial bank Bank borrowing eleven USD ($)	Jul. 31, 2012 PRC commercial bank Bank borrowing eleven CNY	Dec. 31, 2012 PRC commercial bank Bank borrowing thirteen USD ($)	Dec. 31, 2012 PRC commercial bank Bank borrowing thirteen CNY	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing twelve USD ($)	Sep. 30, 2012 Overseas Commercial Bank Bank borrowing twelve USD ($) item	Sep. 30, 2012 Overseas Commercial Bank Bank borrowing twelve CNY	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing fourteen USD ($) item	Dec. 31, 2012 Overseas Commercial Bank Bank borrowing fourteen Maximum item
BANK BORROWINGS
Principal amount borrowed				$ 38,974,694	$ 12,302,434		$ 544,758	3,700,000	$ 22,303,808	151,300,000			$ 2,584,254	17,000,000		$ 3,077,586	20,000,000				$ 4,676,175	30,000,000	$ 1,887,267	12,000,000	$ 77,152	500,000		$ 3,170,678	20,000,000		$ 976,922	6,162,226		$ 16,990	107,557		$ 7,872,032	50,000,000	$ 8,008,072	50,000,000		$ 8,930,000		$ 10,000,000
Number of films in which loan amount is invested									6	6
Interest rate (as a percent)							6.37%	6.37%													7.32%	7.32%	7.87%	7.87%						7.87%			6.71%			6.44%	7.20%	7.20%	6.15%	6.15%				3.50%
Annual interest rate, minimum (as a percent)											5.94%	5.94%			6.97%			6.31%									6.44%															3.18%
Annual interest rate, maximum (as a percent)											7.27%	6.97%			7.87%			6.56%									6.71%															3.19%
Number of the banks from which the group borrowed loans									2	2																																2
Loans guaranteed by term deposit																4,000,000																										9,446,439	60,000,000
Loan repaid				21,142,272	22,566,691														31,454	200,000																					4,465,000
EBITDA Ratio Covenant																																													3.8
Ratio of total liabilities to tangible net worth																																													2
Number of quarters figures used to calculate ratios																																												4
Changes in the balances of bank borrowings
Balance at the beginning of the period				12,561,806	22,012,560
Additional bank borrowings				38,974,694	12,302,434		544,758	3,700,000	22,303,808	151,300,000			2,584,254	17,000,000		3,077,586	20,000,000				4,676,175	30,000,000	1,887,267	12,000,000	77,152	500,000		3,170,678	20,000,000		976,922	6,162,226		16,990	107,557		7,872,032	50,000,000	8,008,072	50,000,000		8,930,000		10,000,000
Accrued interest				976,738	1,376,547	592,349
Payments of principal during the year				(21,142,272)	(22,566,691)														(31,454)	(200,000)																					(4,465,000)
Payments of interest during the year	(967,100)	(1,502,957)	(999,247)	(967,100)	(1,379,854)
Exchange difference				163,848	816,810
Balance at the end of the period				30,567,714	12,561,806	22,012,560
Bank borrowing acquired upon acquisition of movie theaters				0
Interest expenses capitalized to production costs				$ 586,841	$ 1,081,178	$ 403,795